Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
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Goodwill and Intangible Assets
Note 5     Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

As at December 31, 2020	Balance, January 1	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,743	$(5)	$	n/a	$(24)	$5,714
Indefinite life intangible assets
Brand	779	–		n/a	(15)	764
Fund management contracts and other (1)	805	(2)		n/a	(7)	796
	1,584	(2)		n/a	(22)	1,560
Finite life intangible assets (2)
Distribution networks	801	59		42	(12)	806
Customer relationships	795	–		54	(3)	738
Software	991	262		189	(5)	1,059
Other	61	(9)		4	4	52
	2,648	312		289	(16)	2,655
Total intangible assets	4,232	310		289	(38)	4,215
Total goodwill and intangible assets	$9,975	$305		$289	$(62)	$9,929
As at December 31, 2019	Balance, January 1	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,864	$(6)	$	n/a	$(115)	$5,743
Indefinite life intangible assets
Brand	819	–		n/a	(40)	779
Fund management contracts and other (1)	798	32		n/a	(25)	805
	1,617	32		n/a	(65)	1,584
Finite life intangible assets (2)
Distribution networks	868	6		44	(29)	801
Customer relationships	860	(2)		54	(9)	795
Software	821	357		168	(19)	991
Other	67	–		5	(1)	61
	2,616	361		271	(58)	2,648
Total intangible assets	4,233	393		271	(123)	4,232
Total goodwill and intangible assets	$10,097	$387		$271	$(238)	$9,975

(1)	Fund management contracts were mostly allocated to Canada WAM and U.S. WAM CGUs with the carrying values of $273 (2019 – $273) and $373 (2019 – $380), respectively.
(2)
Gross carrying amount of finite life intangible assets was $1,332 for distribution networks, $1,130 for customer relationships, $2,310 for software and $123 for other (2019 – $1,292, $1,133, $2,239 and $130), respectively.

(b) Goodwill impairment testing
The Company completed its annual goodwill impairment testing in the fourth quarter of 2020 by determining the recoverable amounts of its businesses using valuation techniques discussed below (refer to notes 1(f) and 5(c)). The review indicated that there was no impairment of goodwill in 2020 (2019 – $nil).

The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2020 CGU or group of CGUs	Balance, January 1,	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$159	$–	$–	$159
Japan Insurance	420	–	13	433
Canada Insurance	1,957	–	(2)	1,955
U.S. Insurance	349	(5)	(6)	338
Global Wealth and Asset Management
Asia WAM	187	–	(2)	185
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,235	–	(27)	1,208
Total	$5,743	$(5)	$(24)	$5,714

As at December 31, 2019 CGU or group of CGUs	Balance, January 1,	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$165	$–	$(6)	$159
Japan Insurance	435	–	(15)	420
Canada Insurance	1,962	–	(5)	1,957
U.S. Insurance	367	–	(18)	349
Global Wealth and Asset Management
Asia WAM	196	–	(9)	187
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,303	(6)	(62)	1,235
Total	$5,864	$(6)	$(115)	$5,743
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.
(c) Valuation techniques
When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices. The recoverable amounts were based on fair value less costs to sell (“FVLCS”) for Asia Insurance (excluding Japan) and Asia WAM. For other CGUs, value-in-use
(“VIU”) was used.
Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings-multiple derived from the observable price-to-earnings
multiples of comparable financial institutions. The
price-to-earnings
multiple used by the Company for testing was 10.7 (2019 – 10.3). These FVLCS valuations are categorized as Level 3 of the fair value hierarchy (2019 – Level 3).
Under the VIU approach, used for CGUs with insurance business, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force
business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates. For non-insurance
CGUs, the VIU is based on discounted cash flow analysis which incorporates relevant aspects of the embedded appraisal value approach.
(d) Significant assumptions
To calculate embedded appraisal value, the Company discounted projected earnings from in-force
contracts and valued 20 years of new business growing at expected plan levels, consistent with the periods used for forecasting long-term businesses such as insurance. In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used in the embedded appraisal value calculations, they ranged from zero per cent to 10 per cent (2019 – zero per cent to 20 per cent).
Interest rate assumptions are based on prevailing market rates at the valuation date.
Tax rates applied to the projections include the impact of internal reinsurance treaties and amounted to 28.0 per cent, 26.5 per cent and 21.0 per cent (2019 – 28.0 per cent, 26.5 per cent and 21.0 per cent) for the Japan, Canada and U.S. jurisdictions, respectively. Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that actual tax rates could differ from those assumed.
Discount rates assumed in determining the value-in-use for applicable CGUs or group of CGUs ranged from
 8.0 per cent to 10.0 per cent on an
after-tax
basis or 10.0 per cent to 12.5 per cent on a
pre-tax
basis (2019 – 7.5 per cent to 10.0 per cent on an
after-tax
basis or 9.4 per cent to 12.5 per cent on a
pre-tax
basis).
Key assumptions may change as economic and market conditions change, which may lead to impairment charges in the future. Adverse changes in discount rates (including from decline in interest rates) and growth rate assumptions for new business cash flow projections used in the determination of embedded appraisal values or reductions in market-based earnings multiples calculations may result in impairment charges in the future which could be material.